Acquisitions (Detail) - USD ($) $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired						$ 23.4	$ 0.0	$ 72.7
Payment of acquisition earn-out						2.0	$ 0.0	$ 0.0
GH Electrotermia S.A.
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired	$ 23.4
Cash acquired	6.3
Deb assumed in acquisition	13.9					13.9
Contingent consideration, fair value of earn-out	2.1					2.1
Estimated fair value of the earn-out	$ 1.1					1.1			$ 1.1
Revenues						$ 55.0
Saet S.p.A
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired		$ 22.1
Autoform Tool and Manufacturing
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired			$ 48.9
Apollo Aerospace Group
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired				$ 6.5
Contingent consideration				$ 2.4
Contingent consideration, period for targets				2 years
Payment of acquisition earn-out					$ 2.0